Note 8 - Common Stock Warrant Liability (Details Textual) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Jul. 31, 2024
Warrants and Rights Outstanding	$ 8,600,000		$ 8,600,000
Fair Value Adjustment of Warrants	$ (2,166,000)	$ (0)	$ (2,166,000)	$ (0)
July 2024 Warrants [Member]
Warrants and Rights Outstanding, Term (Year)					5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)					$ 4.11
Warrants and Rights Outstanding					$ 10.8